Investment Securities - Pledged Investment Securities At Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of Investment securities	$ 66,729	$ 73,033
Public deposits
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of Investment securities	53,741	38,718
Federal Home Loan Bank borrowings
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of Investment securities	0	22,647
Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of Investment securities	$ 12,988	$ 11,668